Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 70.9%
Aerospace & Defense - 2.2%
General Dynamics Corp.	15,770	$2,183,041
Raytheon Technologies Corp.	66,255	3,812,313
		5,995,354
Air Freight & Logistics - 1.5%
United Parcel Service, Inc., Class B	24,000	3,999,120
Beverages - 1.3%
PepsiCo, Inc.	24,600	3,409,560
Biotechnology - 0.6%
AbbVie, Inc.	17,260	1,511,803
Building Products - 1.0%
Johnson Controls International PLC	65,375	2,670,569
Capital Markets - 0.6%
Nasdaq, Inc.	10,490	1,287,228
State Street Corp.	4,300	255,119
		1,542,347
Chemicals - 8.3%
Air Products and Chemicals, Inc.	25,800	7,684,788
Albemarle Corp.	43,645	3,896,626
Ecolab, Inc.	16,800	3,357,312
Linde PLC	30,750	7,322,497
		22,261,223
Commercial Services & Supplies - 1.4%
Cintas Corp.	11,000	3,661,130
Electrical Equipment - 0.3%
nVent Electric PLC	45,870	811,440
Energy Equipment & Services - 0.0%†
Weatherford International PLC*	1,897	3,699
Food & Staples Retailing - 1.2%
Walmart, Inc.	23,800	3,329,858
Food Products - 1.2%
McCormick & Co., Inc.	17,160	3,330,756
Health Care Equipment & Supplies - 10.8%
Abbott Laboratories	39,100	4,255,253
Becton Dickinson and Co.	22,500	5,235,300
DENTSPLY SIRONA, Inc.	19,300	843,989
Medtronic PLC	51,200	5,320,704
Stryker Corp.	33,700	7,022,069
West Pharmaceutical Services, Inc.	22,900	6,295,210
		28,972,525
Health Care Providers & Services - 1.6%
CVS Health Corp.	20,390	1,190,776
UnitedHealth Group, Inc.	9,700	3,024,169
		4,214,945
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	16,470	3,615,000

Household Products - 2.3%
Colgate-Palmolive Co.	33,066	2,551,042

	Shares/ Principal	Fair Value

Household Products (continued)
Procter & Gamble Co. (The)	26,600	$3,697,134
		6,248,176
Industrial Conglomerates - 5.9%
Carlisle Cos., Inc.	11,580	1,417,045
Honeywell International, Inc.	29,160	4,800,028
Roper Technologies, Inc.	24,340	9,616,977
		15,834,050
Insurance - 1.0%
Aflac, Inc.	26,900	977,815
Erie Indemnity Co., Class A	8,600	1,808,408
		2,786,223
IT Services - 4.4%
Accenture PLC, Class A	32,900	7,435,071
Visa, Inc., Class A	21,290	4,257,361
		11,692,432
Machinery - 2.2%
Donaldson Co., Inc.	24,929	1,157,204
Dover Corp.	25,800	2,795,172
Pentair PLC	40,270	1,843,158
		5,795,534
Multiline Retail - 1.7%
Target Corp.	29,100	4,580,922
Oil, Gas & Consumable Fuels - 1.0%
Chevron Corp.	13,700	986,400
EOG Resources, Inc.	25,700	923,658
Exxon Mobil Corp.	19,600	672,868
		2,582,926
Pharmaceuticals - 2.3%
Johnson & Johnson	25,900	3,855,992
Perrigo Co. PLC	14,400	661,104
Pfizer, Inc.	46,400	1,702,880
		6,219,976
Road & Rail - 1.0%
Norfolk Southern Corp.	12,200	2,610,678
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	47,571	5,553,439
Texas Instruments, Inc.	44,500	6,354,155
		11,907,594
Software - 6.2%
Microsoft Corp.	79,710	16,765,404
Specialty Retail - 2.8%
Lowe's Cos., Inc.	25,200	4,179,672
Ross Stores, Inc.	35,300	3,294,196
		7,473,868
Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc., Class B	38,540	4,838,312

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Trading Companies & Distributors - 0.6%
WW Grainger, Inc.	4,900	$1,748,173

Total Common Stocks (Cost - $106,584,012)		190,413,597
Corporate Bonds and Notes - 10.6%
Aerospace & Defense - 0.2%
Lockheed Martin Corp., 4.70%, 5/15/46	$300,000	408,804
Northrop Grumman Corp., 5.25%, 5/1/50	100,000	143,450
		552,254
Agriculture - 0.2%
Altria Group, Inc., 3.40%, 5/6/30	250,000	272,831
Reynolds American, Inc., 5.70%, 8/15/35	300,000	374,752
		647,583
Airlines - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	200,000	205,370

Apparel - 0.1%
NIKE, Inc.
2.38%, 11/1/26	100,000	108,910
3.88%, 11/1/45	100,000	124,547
		233,457
Auto Parts & Equipment - 0.1%
Adient US LLC, 7.00%, 5/15/26(a)	100,000	107,098
Aptiv Corp., 4.15%, 3/15/24	200,000	219,781
		326,879
Banks - 1.6%
Bank of America Corp.
3.50%, 4/19/26	500,000	560,223
2.59%, (SOFR + 2.15%), 4/29/31(b)	100,000	106,392
Bank of Montreal, 1.85%, 5/1/25	100,000	104,447
BDO Unibank, Inc., 2.95%, 3/6/23	150,000	155,630
BNP Paribas SA, 2.22%, (SOFR + 2.07%), 6/9/26(a),(b)	200,000	206,238
Citigroup, Inc., 2.57%, (SOFR + 2.11%), 6/3/31(b)	100,000	104,807
Comerica, Inc., 5.63%, (US 5 Year CMT T-Note + 5.29%)(b)	50,000	52,500
Fifth Third Bancorp, 2.55%, 5/5/27	100,000	107,680
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	500,000	562,755
HSBC Holdings PLC
2.01%, (SOFR + 1.73%), 9/22/28(b)	200,000	198,251
2.85%, (SOFR + 2.39%), 6/4/31(b)	200,000	207,080
2.36%, (SOFR + 1.95%), 8/18/31(b)	200,000	196,909
JPMorgan Chase & Co., 4.49%, (SOFR + 3.79%), 3/24/31(b)	400,000	488,137

	Shares/ Principal	Fair Value

Banks (continued)
Lloyds Banking Group PLC, 3.87%, (US 1 Year CMT T-Note + 3.50%), 7/9/25(b)	$200,000	$217,675
Morgan Stanley
3.88%, 1/27/26	500,000	569,887
2.19%, (SOFR + 1.99%), 4/28/26(b)	100,000	104,729
SVB Financial Group, 3.13%, 6/5/30	50,000	55,671
UBS AG, 1.75%, 4/21/22(a)	100,000	101,815
Wells Fargo & Co., 2.39%, (SOFR + 2.10%), 6/2/28(b)	100,000	104,328
		4,205,154
Beverages - 0.3%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	120,802
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30	200,000	227,546
Coca-Cola Co. (The), 1.45%, 6/1/27	100,000	102,939
Diageo Capital PLC, 2.00%, 4/29/30	300,000	309,406
		760,693
Biotechnology - 0.2%
Amgen, Inc., 2.20%, 2/21/27	100,000	105,963
Biogen, Inc.
2.25%, 5/1/30	50,000	51,204
5.20%, 9/15/45	200,000	267,783
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	50,000	48,939
Royalty Pharma PLC, 1.75%, 9/2/27(a)	100,000	100,261
		574,150
Chemicals - 0.2%
Air Products and Chemicals, Inc., 2.05%, 5/15/30	100,000	104,965
Braskem Netherlands Finance BV, 4.50%, 1/31/30(a)	200,000	186,750
CNAC HK Finbridge Co. Ltd., 3.88%, 6/19/29	200,000	212,513
Westlake Chemical Corp., 3.38%, 6/15/30	50,000	53,627
Yara International ASA, 3.15%, 6/4/30(a)	100,000	107,009
		664,864
Computers - 0.0%†
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	100,000	104,750

Cosmetics & Personal Care - 0.1%
Avon Products, Inc., 7.00%, 3/15/23	135,000	143,606
Procter & Gamble Co. (The), 3.55%, 3/25/40	100,000	121,782
		265,388

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Diversified Financial Services - 0.3%
Capital One Financial Corp.
3.20%, 2/5/25	$300,000	$324,099
3.75%, 3/9/27	100,000	111,035
3.65%, 5/11/27	200,000	221,590
OneMain Finance Corp., 5.38%, 11/15/29	100,000	104,000
		760,724
Electric - 1.2%
Calpine Corp., 5.13%, 3/15/28(a)	100,000	103,500
Colbun SA, 3.15%, 3/6/30(a)	200,000	216,000
Dominion Energy, Inc.
3.90%, 10/1/25	200,000	227,207
3.38%, 4/1/30	100,000	112,753
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	146,947
Duke Energy Corp., 3.75%, 9/1/46	100,000	114,161
EDP Finance BV
3.63%, 7/15/24(a)	200,000	217,517
1.71%, 1/24/28(a)	200,000	199,028
Electricite de France SA, 5.25%, (USD 10 Year Swap + 3.71%)(a),(b)	400,000	414,000
Enel Finance International NV, 3.50%, 4/6/28(a)	200,000	222,864
Exelon Corp., 4.05%, 4/15/30	200,000	234,608
Israel Electric Corp. Ltd., 4.25%, 8/14/28(a)	200,000	227,200
PacifiCorp, 6.10%, 8/1/36	100,000	141,325
Southern Co. (The), 3.25%, 7/1/26	300,000	334,758
Talen Energy Supply LLC, 7.25%, 5/15/27(a)	100,000	99,662
TNB Global Ventures Capital BHD, 3.24%, 10/19/26	200,000	214,863
		3,226,393
Electrical Components & Equipment - 0.1%
Emerson Electric Co., 2.75%, 10/15/50	50,000	50,866
WESCO Distribution, Inc., 7.13%, 6/15/25(a)	100,000	108,930
		159,796
Electronics - 0.1%
Flex Ltd., 4.88%, 5/12/30	200,000	228,232
FLIR Systems, Inc., 2.50%, 8/1/30	50,000	51,166
		279,398
Environmental Control - 0.0%†
Harsco Corp., 5.75%, 7/31/27(a)	100,000	101,250

Food - 0.3%
Cencosud SA, 4.38%, 7/17/27(a)	200,000	217,617
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(a)	100,000	108,847

	Shares/ Principal	Fair Value

Food (continued)
Kraft Heinz Foods Co., 3.88%, 5/15/27(a)	$100,000	$105,921
Kroger Co. (The), 2.20%, 5/1/30	200,000	210,018
Post Holdings, Inc., 4.63%, 4/15/30(a)	100,000	102,875
		745,278
Healthcare-Products - 0.1%
Abbott Laboratories, 4.75%, 11/30/36	100,000	133,852

Healthcare-Services - 0.4%
Anthem, Inc.
4.10%, 3/1/28	100,000	116,291
2.25%, 5/15/30	55,000	56,637
4.65%, 1/15/43	100,000	126,113
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	100,000	97,750
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	156,396
Orlando Health Obligated Group, 3.78%, 10/1/28	35,000	39,456
Quest Diagnostics, Inc., 2.80%, 6/30/31	355,000	382,362
		975,005
Insurance - 0.6%
Aflac, Inc., 3.60%, 4/1/30	100,000	117,354
Arch Capital Group Ltd., 3.64%, 6/30/50	200,000	215,019
Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	300,000	361,931
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	100,000	121,078
2.25%, 11/15/30	200,000	209,284
Metropolitan Life Global Funding I, 2.95%, 4/9/30(a)	300,000	336,724
Prudential PLC, 3.13%, 4/14/30	200,000	222,102
Willis North America, Inc., 2.95%, 9/15/29	50,000	53,879
		1,637,371
Internet - 0.2%
Alibaba Group Holding Ltd., 4.40%, 12/6/57	200,000	269,231
Netflix, Inc., 5.38%, 11/15/29(a)	100,000	117,865
Tencent Holdings Ltd., 2.39%, 6/3/30(a)	200,000	203,366
		590,462
Machinery-Construction & Mining - 0.1%
Caterpillar, Inc.
2.60%, 4/9/30	200,000	219,598
3.25%, 4/9/50	100,000	113,212
		332,810
Machinery-Diversified - 0.0%†
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	50,000	52,708

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	$100,000	$105,222
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	200,000	208,003
Comcast Corp., 3.15%, 2/15/28	200,000	224,687
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26(a)	100,000	70,750
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(a)	100,000	105,038
Univision Communications, Inc., 5.13%, 2/15/25(a)	100,000	94,750
Walt Disney Co. (The)
2.20%, 1/13/28	100,000	105,307
2.00%, 9/1/29	100,000	103,246
		1,017,003
Mining - 0.1%
Glencore Finance Canada Ltd., 4.95%, 11/15/21(a)	200,000	208,778

Multi-National - 0.1%
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(a)	200,000	215,328

Office/Business Equipment - 0.0%†
CDW LLC / CDW Finance Corp., 3.25%, 2/15/29	100,000	99,625

Oil & Gas - 0.4%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	196,695
BP Capital Markets America, Inc., 3.94%, 9/21/28	100,000	116,439
Canadian Natural Resources Ltd., 3.85%, 6/1/27	300,000	323,014
EOG Resources, Inc., 4.38%, 4/15/30	50,000	58,914
Exxon Mobil Corp., 2.61%, 10/15/30	100,000	108,091
Harvest Operations Corp., 4.20%, 6/1/23(a)	100,000	108,536
Total Capital International SA, 3.46%, 2/19/29	100,000	114,949
		1,026,638
Oil & Gas Services - 0.0%†
Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc., 4.49%, 5/1/30	50,000	56,814

Packaging & Containers - 0.2%
Bemis Co., Inc., 2.63%, 6/19/30	50,000	53,298
CCL Industries, Inc., 3.05%, 6/1/30(a)	100,000	106,738

	Shares/ Principal	Fair Value

Packaging & Containers (continued)
Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	$100,000	$100,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.00%, 7/15/24(a)	80,000	81,440
4.00%, 10/15/27(a)	100,000	100,750
WRKCo, Inc., 3.00%, 6/15/33	50,000	54,390
		496,616
Pharmaceuticals - 0.5%
AbbVie, Inc.
2.95%, 11/21/26(a)	100,000	108,923
4.25%, 11/14/28	100,000	118,623
3.20%, 11/21/29(a)	100,000	110,172
4.55%, 3/15/35(a)	100,000	122,943
AstraZeneca PLC, 3.38%, 11/16/25	100,000	112,154
Bausch Health Americas, Inc., 9.25%, 4/1/26(a)	100,000	110,000
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	117,419
Cigna Corp.
4.13%, 11/15/25	100,000	114,717
4.38%, 10/15/28	200,000	237,911
CVS Health Corp.
4.30%, 3/25/28	100,000	117,047
4.78%, 3/25/38	100,000	121,839
Perrigo Finance Unlimited Co., 3.15%, 6/15/30	50,000	51,628
		1,443,376
Pipelines - 0.6%
Cheniere Energy, Inc., 4.63%, 10/15/28(a)	100,000	102,625
Enable Midstream Partners LP, 4.95%, 5/15/28	100,000	97,633
Energy Transfer Operating LP, 4.75%, 1/15/26	100,000	106,495
Enterprise Products Operating LLC
3.13%, 7/31/29	100,000	108,998
4.45%, 2/15/43	100,000	107,950
MPLX LP
4.88%, 6/1/25	100,000	113,184
4.70%, 4/15/48	100,000	101,490
Rattler Midstream LP, 5.63%, 7/15/25(a)	100,000	100,750
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	400,000	451,174
TransCanada PipeLines Ltd.
4.25%, 5/15/28	100,000	115,605
4.88%, 5/15/48	200,000	248,714
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	54,387
		1,709,005

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

REITS - 0.2%
AvalonBay Communities, Inc., 2.45%, 1/15/31	$100,000	$106,968
National Retail Properties, Inc., 4.30%, 10/15/28	300,000	335,130
		442,098
Retail - 0.2%
Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	100,000	98,000
Costco Wholesale Corp., 1.38%, 6/20/27	100,000	102,431
Dollar Tree, Inc., 4.20%, 5/15/28	200,000	235,207
Walmart, Inc., 3.55%, 6/26/25	100,000	113,249
		548,887
Semiconductors - 0.0%†
Intel Corp., 3.90%, 3/25/30	100,000	121,071

Software - 0.2%
Fiserv, Inc.
3.85%, 6/1/25	200,000	225,340
2.65%, 6/1/30	100,000	107,609
Microsoft Corp., 3.30%, 2/6/27	100,000	114,259
		447,208
Telecommunications - 0.7%
Altice France SA, 5.50%, 1/15/28(a)	200,000	202,500
AT&T, Inc.
2.30%, 6/1/27	50,000	52,364
4.30%, 2/15/30	300,000	355,599
CommScope Technologies LLC, 5.00%, 3/15/27(a)	100,000	96,000
Juniper Networks, Inc., 4.35%, 6/15/25	200,000	225,234
Sprint Corp., 7.13%, 6/15/24	100,000	115,061
Telefonica Emisiones SA, 4.10%, 3/8/27	200,000	227,490
T-Mobile USA, Inc.
3.88%, 4/15/30(a)	300,000	340,386
3.30%, 2/15/51(a)	100,000	99,071
Verizon Communications, Inc., 4.02%, 12/3/29	100,000	119,746
		1,833,451
Textiles - 0.1%
Mohawk Industries, Inc., 3.63%, 5/15/30	200,000	219,094

Transportation - 0.4%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	200,000	250,763
CSX Corp., 4.10%, 3/15/44	100,000	120,002
FedEx Corp., 4.05%, 2/15/48	200,000	230,623
Russian Railways Via RZD Capital PLC, 5.70%, 4/5/22	200,000	212,008

	Shares/ Principal	Fair Value

Transportation (continued)
United Parcel Service, Inc., 5.30%, 4/1/50	$200,000	$296,810
		1,110,206
Total Corporate Bonds and Notes (Cost - $26,696,705)		28,530,787
Asset Backed and Commercial Backed Securities - 5.8%

Adagio CLO VIII DAC, 1.65%, (3 Month EUR Libor + 1.65%), 4/15/32 (a),(b)	250,000	289,637

Alinea CLO 2018-1 Ltd., 1.92%, (3 Month US Libor + 1.65%), 7/20/31 (a),(b)	300,000	295,734

AMMC CLO 21 Ltd., 2.35%, (3 Month US Libor + 2.10%), 11/2/30 (a),(b)	300,000	287,322

AMMC CLO XI Ltd., 2.17%, (3 Month US Libor + 1.90%), 4/30/31 (a),(b)	400,000	381,143

Antares CLO 2018-1 Ltd., 1.92%, (3 Month US Libor + 1.65%), 4/20/31 (a),(b)	250,000	228,290

Atrium XIV LLC, 1.72%, (3 Month US Libor + 1.45%), 8/23/30 (a),(b)	300,000	297,005

Bellemeade Re 2018-1 Ltd., 1.75%, (1 Month US Libor + 1.60%), 4/25/28 (a),(b)	56,005	55,211

BlueMountain Fuji Eur CLO V DAC
0.91%, (3 Month EUR Libor + 0.91%), 1/15/33(a),(b)	300,000	351,415
1.55%, (3 Month EUR Libor + 1.55%), 1/15/33(a),(b)	250,000	288,099

BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)	100,734	103,132

BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(b)	140,600	149,016

Carlyle GMS Finance MM CLO 2015-1 LLC, 2.48%, (3 Month US Libor + 2.20%), 10/15/31 (a),(b)	250,000	241,602

CARLYLE US CLO 2017-4 Ltd., 3.08%, (3 Month US Libor + 2.80%), 1/15/30 (a),(b)	200,000	178,358

CF Hippolyta LLC, 1.69%, 7/15/60 (a)	100,000	100,887

CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(b)	110,411	112,244

CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(b)	116,519	116,602

DBCG 2017-BBG Mortgage Trust, 0.85%, (1 Month US Libor + 0.70%), 6/15/34 (a),(b)	160,000	158,998

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Eleven Madison Trust 2015-11MD Mortgage Trust, 3.67%, 9/10/35 (a),(b)	$250,000	$271,192

Ellington CLO III Ltd., 1.92%, (3 Month US Libor + 1.65%), 7/20/30 (a),(b)	246,835	244,515

Fannie Mae Connecticut Avenue Securities
5.40%, (1 Month US Libor + 5.25%), 10/25/23(b)	133,123	129,689
4.55%, (1 Month US Libor + 4.40%), 1/25/24(b)	193,628	181,002
2.75%, (1 Month US Libor + 2.60%), 5/25/24(b)	217,712	214,765
2.75%, (1 Month US Libor + 2.60%), 5/25/24(b)	213,373	185,872
3.05%, (1 Month US Libor + 2.90%), 7/25/24(b)	178,604	177,089
3.15%, (1 Month US Libor + 3.00%), 7/25/24(b)	313,852	274,319
5.05%, (1 Month US Libor + 4.90%), 11/25/24(b)	228,933	232,364
4.15%, (1 Month US Libor + 4.00%), 5/25/25(b)	89,563	90,577
4.15%, (1 Month US Libor + 4.00%), 5/25/25(b)	76,364	77,343
5.15%, (1 Month US Libor + 5.00%), 7/25/25(b)	127,761	130,645
5.15%, (1 Month US Libor + 5.00%), 7/25/25(b)	72,929	73,629
6.15%, (1 Month US Libor + 6.00%), 9/25/28(b)	133,126	137,900
4.40%, (1 Month US Libor + 4.25%), 1/25/29(b)	189,323	196,044
4.60%, (1 Month US Libor + 4.45%), 1/25/29(b)	94,878	97,897
3.70%, (1 Month US Libor + 3.55%), 7/25/29(b)	176,857	180,193
3.80%, (1 Month US Libor + 3.65%), 9/25/29(b)	189,408	190,539

Freddie Mac Structured Agency Credit Risk Debt Notes
4.15%, (1 Month US Libor + 4.00%), 8/25/24(b)	255,996	260,908
4.30%, (1 Month US Libor + 4.15%), 1/25/25(b)	79,280	79,728
3.95%, (1 Month US Libor + 3.80%), 3/25/25(b)	64,605	64,994
3.40%, (1 Month US Libor + 3.25%), 5/25/25(b)	350,000	354,083
4.05%, (1 Month US Libor + 3.90%), 12/25/27(b)	179,123	182,068

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

4.85%, (1 Month US Libor + 4.70%), 4/25/28(b)	$235,669	$245,037
5.73%, (1 Month US Libor + 5.55%), 7/25/28(b)	522,307	552,369
4.80%, (1 Month US Libor + 4.65%), 10/25/28(b)	352,033	366,444
5.30%, (1 Month US Libor + 5.15%), 11/25/28(b)	216,899	225,842
3.70%, (1 Month US Libor + 3.55%), 8/25/29(b)	214,803	220,974
2.50%, (1 Month US Libor + 2.35%), 4/25/30(b)	183,881	184,723

Halcyon Loan Advisors Funding 2018-1 Ltd., 2.07%, (3 Month US Libor + 1.80%), 7/21/31 (a),(b)	170,000	165,980

Hayfin Kingsland IX Ltd., 2.05%, (3 Month US Libor + 1.80%), 4/28/31 (a),(b)	200,000	199,541

Holland Park CLO DAC, 0.92%, (3 Month EUR Libor + 0.92%), 11/14/32 (a),(b)	500,000	585,448

Invitation Homes 2017-SFR2 Trust, 1.00%, (1 Month US Libor + 0.85%), 12/17/36 (a),(b)	144,479	143,576

LCM XXV Ltd., 2.57%, (3 Month US Libor + 2.30%), 7/20/30 (a),(b)	440,000	420,692

Madison Park Euro Funding VIII DAC
0.95%, (3 Month EUR Libor + 0.95%), 4/15/32(a),(b)	600,000	699,038
1.70%, (3 Month EUR Libor + 1.70%), 4/15/32(a),(b)	250,000	286,546

Madison Park Funding XXII Ltd., 2.28%, (3 Month US Libor + 2.00%), 1/15/33 (a),(b)	250,000	237,901

Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/25/57 (a),(b)	97,460	97,971

Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(b)	194,699	208,275

Neuberger Berman Loan Advisers CLO 27 Ltd., 1.38%, (3 Month US Libor + 1.10%), 1/15/30 (a),(b)	649,000	637,514

NZCG Funding Ltd., 1.78%, (3 Month US Libor + 1.55%), 2/26/31 (a),(b)	200,000	196,934

Octagon Investment Partners 33 Ltd.
1.77%, (3 Month US Libor + 1.50%), 1/20/31(a),(b)	300,000	296,453
3.02%, (3 Month US Libor + 2.75%), 1/20/31(a),(b)	100,000	90,385

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Octagon Investment Partners 35 Ltd., 1.37%, (3 Month US Libor + 1.10%), 1/20/31 (a),(b)	$500,000	$487,244

Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(b)	101,029	104,406

Provident Funding Mortgage Trust 2020-1, 3.00%, 2/25/50 (a),(b)	149,521	152,237

Race Point X CLO Ltd., 1.89%, (3 Month US Libor + 1.65%), 7/25/31 (a),(b)	250,000	246,608

Radnor Re 2018-1 Ltd., 1.55%, (1 Month US Libor + 1.40%), 3/25/28 (a),(b)	5,888	5,885

Strata CLO I Ltd., 2.48%, (3 Month US Libor + 2.20%), 1/15/31 (a),(b)	200,000	192,289

Towd Point Mortgage Trust 2015-2, 2.75%, 11/25/60 (a),(b)	71,986	72,240

Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(b)	100,530	102,541

Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(b)	135,224	137,877

Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(b)	96,307	99,412

Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(b)	80,193	82,768

Voya CLO 2014-1 Ltd., 3.07%, (3 Month US Libor + 2.80%), 4/18/31 (a),(b)	200,000	175,098

Total Asset Backed and Commercial Backed Securities (Cost - $15,962,095)		15,582,298
Agency Mortgage Backed Securities - 5.2%
Federal National Mortgage Association - 5.2%
Fannie Mae Pool, 3.00%, 11/1/48	1,134,282	1,197,232
Federal National Mortgage Association
2.00%, 10/1/35(c)	1,436,000	1,492,767
2.50%, 10/1/35(c)	1,461,000	1,525,832
2.50%, 10/1/50(c)	4,120,000	4,321,494
3.00%, 10/1/50(c)	5,243,000	5,492,042
		14,029,367
Total Agency Mortgage Backed Securities (Cost - $13,973,548)		14,029,367
U.S. Treasury Securities - 3.7%

U.S. Treasury Note
1.13%, 2/28/25	1,100,000	1,143,098
0.25%, 6/30/25	900,000	899,684
0.25%, 7/31/25	1,100,000	1,099,226
0.25%, 8/31/25	900,000	899,297
0.63%, 8/15/30	200,000	199,000

U.S. Treasury Bond
1.13%, 5/15/40	255,000	251,454

	Shares/ Principal	Fair Value
U.S. Treasury Securities (continued)

3.13%, 11/15/41	$330,000	$446,673
2.50%, 5/15/46	915,000	1,132,992
2.25%, 8/15/46	485,000	574,081
2.75%, 8/15/47	150,000	195,135
2.75%, 11/15/47	265,000	345,235
3.13%, 5/15/48	100,000	139,383
3.00%, 8/15/48	320,000	437,162
2.25%, 8/15/49	100,000	119,269
1.25%, 5/15/50	110,000	104,569

U.S. Treasury Inflation Indexed Note, 0.38%, 7/15/27	52,960	58,890

U.S. Treasury Inflation Indexed Bond
1.75%, 1/15/28	371,034	452,019
3.63%, 4/15/28	961,176	1,318,369

Total U.S. Treasury Securities (Cost - $9,023,818)		9,815,536
Sovereign Debts - 1.2%

Angolan Government International Bond, 8.25%, 5/9/28 (a)	200,000	158,900

Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	100,000 EUR	105,871

Colombia Government International Bond
9.85%, 6/28/27	400,000,000 COP	133,203
5.00%, 6/15/45	200,000	233,000

Dominican Republic International Bond, 8.90%, 2/15/23 (a)	8,000,000 DOP	136,400

Gabon Government International Bond, 6.63%, 2/6/31 (a)	200,000	178,398

Indonesia Government International Bond, 4.35%, 1/8/27 (a)	200,000	229,169

Iraq International Bond, 5.80%, 1/15/28 (a)	234,375	208,840

Kazakhstan Government International Bond, 4.88%, 10/14/44 (a)	200,000	260,950

Mexican Bonos, 8.50%, 5/31/29	4,400,000 MXN	235,666

Mexico Government International Bond, 4.15%, 3/28/27	300,000	333,750

Peruvian Government International Bond, 2.78%, 1/23/31	200,000	216,100

Republic of Belarus International Bond, 7.63%, 6/29/27 (a)	200,000	194,746

Republic of South Africa Government Bond, 7.00%, 2/28/31	3,200,000 ZAR	155,986

Russian Foreign Bond - Eurobond, 4.88%, 9/16/23 (a)	200,000	219,622

Ukraine Government International Bond, 7.38%, 9/25/32 (a)	200,000	187,540

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Sovereign Debts (continued)

Uruguay Government International Bond, 3.70%, 6/26/37	$5,594,444 UYU	$146,825

Total Sovereign Debts (Cost - $3,285,070)		3,334,966
Term Loans - 0.7%

24 Hour Fitness Worldwide, Inc.
11.00%, 6/16/21	16,313	13,621
4.95%, 5/26/25	59,545	3,499

Adient US LLC, 4.49%, 5/6/24	59,250	58,497

Alliant Holdings Intermediate LLC, 0.00%, 5/9/25	38,710	37,544

Altra Industrial Motion Corp., 2.15%, 10/1/25	15,441	14,968

ASHCO LLC, 5.75%, 9/25/24	24,795	24,532

AssuredPartners, Inc., 3.65%, 2/12/27	29,825	28,919

Asurion LLC, 3.15%, 11/3/23	24,698	24,307

AthenaHealth, Inc., 4.75%, 2/11/26	19,899	19,551

Avis Budget Car Rental LLC, 2.40%, 8/6/27	85,724	75,352

B&G Foods, Inc., 2.65%, 10/10/26	22,476	22,385

Banijay Entertainment SAS, 3.91%, 3/3/25	18,966	18,539

Bausch Health Companies, Inc.
0.00%, 6/2/25	37,638	36,846
2.90%, 11/27/25	16,000	15,600

Blackboard, Inc., 7.00%, 6/30/24	19,950	19,345

Buckeye Partners LP, 2.90%, 11/1/26	20,651	20,238

BWay Holding Co., 3.52%, 4/3/24	37,371	35,013

Caesars Resort Collection LLC, 2.90%, 12/23/24	29,316	27,393

Cardtronics USA, Inc., 5.00%, 6/29/27	11,488	11,430

Clear Channel Outdoor Holdings, Inc., 3.50%, 8/21/26	9,975	9,055

Commscope, Inc., 3.40%, 4/4/26	29,774	28,961

Coty, Inc., 2.41%, 4/7/25	9,949	8,861

CSC Holdings LLC, 2.40%, 7/17/25	36,750	35,490

Cyanco Intermediate 2 Corp., 3.65%, 3/16/25	12,984	12,778

DaVita, Inc., 1.90%, 8/12/26	24,377	23,909

DCert Buyer, Inc., 4.15%, 10/16/26	19,900	19,620

Delta Air Lines, Inc., 3.75%, 10/20/27	5,518	5,555

Dynasty Acquisition Co., Inc.
3.72%, 4/6/26	17,955	15,787
3.72%, 4/6/26	9,653	8,488

Epicor Software Corp., 4.25%, 7/30/27	7,172	7,155

First Brands Group LLC, 8.50%, 2/2/24	19,872	19,549

First Eagle Holdings, Inc., 2.72%, 2/1/27	19,950	19,444

	Shares/ Principal	Fair Value
Term Loans (continued)

Global Tel Link Corp., 4.40%, 11/29/25	$39,398	$34,073

Go Daddy Operating Company LLC, 1.90%, 2/15/24	73,247	71,713

Gray Television, Inc., 2.66%, 1/2/26	35,504	34,835

Grifols Worldwide Operations USA, Inc., 2.10%, 11/15/27	19,850	19,416

Horizon Therapeutics USA, Inc., 2.19%, 5/22/26	96,835	95,746

Hyland Software, Inc., 4.00%, 7/1/24	7,462	7,423

JBS USA LUX SA, 2.15%, 5/1/26	36,935	35,882

Jefferies Finance LLC, 3.75%, 9/30/27	8,015	7,955

Kenan Advantage Group, Inc. (The), 4.00%, 7/29/22	16,073	15,422

Kenan Canada GP, 4.00%, 7/29/22	3,822	3,667

Knowlton Development Corp., Inc., 3.90%, 12/22/25	9,080	8,898

Legalzoom.com, Inc., 4.65%, 11/21/24	17,517	17,284

Logmein, Inc., 4.91%, 8/31/27	32,866	31,706

Milano Acquisition Corp., 4.00%, 8/17/27	28,758	28,398

Mitchell International, Inc., 4.75%, 11/29/24	20,000	19,588

Navicure, Inc., 4.15%, 10/22/26	19,900	19,436

Navistar, Inc., 3.66%, 11/6/24	59,391	58,797

Panther BF Aggregator 2 LP, 3.65%, 4/30/26	19,850	19,310

Pathway Vet Alliance LLC
4.00%, 3/31/27	1,201	1,181
4.15%, 3/31/27	14,708	14,462

Perforce Software, Inc., 3.90%, 7/1/26	5,392	5,284

Phoenix Guarantor, Inc., 3.40%, 3/5/26	22,625	21,997

Pitney Bowes, Inc., 5.65%, 1/7/25	29,250	28,387

Playtika Holding Corp., 7.00%, 12/10/24	9,625	9,621

Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), 4.25%, 9/23/26	19,900	19,697

Quest Software US Holdings, Inc., 4.51%, 5/16/25	20,000	19,550

Radiate Holdco LLC, 3.50%, 9/11/26	3,378	3,314

Sinclair Television Group, Inc., 2.65%, 1/3/24	97,468	94,747

Staples, Inc., 5.25%, 4/16/26	9,683	8,984

Strike LLC, 10.00%, 11/30/22	55,714	42,343

Surf Holdings SARL, 3.75%, 3/5/27	31,357	30,613

Thor Industries, Inc., 3.94%, 2/2/26	56,011	55,573

TIBCO Software, Inc., 3.90%, 6/30/26	19,950	19,426

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Term Loans (continued)

Ultimate Software Group, Inc. (The), 4.75%, 5/4/26	$5,253	$5,234

Univision Communications, Inc., 4.75%, 3/16/26	14,901	14,481

Ventia Finco Pty Ltd., 5.00%, 5/21/26	42,572	42,040

Verscend Holding Corp., 4.65%, 8/27/25	9,924	9,812

Vertical Midco Gmbh, 4.57%, 7/30/27	15,788	15,638

Virgin Media Bristol LLC, 3.25%, 1/31/29	3,042	2,988

Zayo Group Holdings, Inc., 3.15%, 3/9/27	29,925	29,000

Total Term Loans (Cost - $1,845,722)		1,746,152
Municipal Bonds - 0.4%

City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32	85,000	110,253

City of San Francisco CA Public Utilities Commission Water Revenue, 3.47%, 11/1/43	165,000	178,872

Foothill-Eastern Transportation Corridor Agency, 4.09%, 1/15/49	110,000	116,791

Massachusetts School Building Authority, 3.40%, 10/15/40	85,000	91,417

Metro Wastewater Reclamation District, 3.16%, 4/1/41	70,000	74,584

New York State Dormitory Authority, 3.14%, 7/1/43	45,000	47,950

Salt Lake City Corp., 3.10%, 4/1/38	40,000	43,241

San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27	90,000	102,462

State of Oregon Department of Transportation, 3.17%, 11/15/38	60,000	65,615

State of Texas, 3.21%, 4/1/44	85,000	91,791

Texas State University System
2.94%, 3/15/33	35,000	38,313
3.29%, 3/15/40	30,000	32,688

University of Pittsburgh-of the Commonwealth System of Higher Education, 3.01%, 9/15/41	80,000	87,911

Utah Transit Authority, 3.44%, 12/15/42	60,000	63,206

Total Municipal Bonds (Cost - $1,059,460)		1,145,094

	Shares/ Principal	Fair Value
Short-Term Investments - 5.0%
Money Market Funds - 5.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(d)	6,913,544	$6,913,544
Dreyfus Government Cash Management, 0.02%(d)	6,457,205	6,457,205

Total Short-Term Investments (Cost - $13,370,749)		13,370,749
Total Investments - 103.5% (Cost - $191,801,179)		$277,968,546
Other Assets Less Liabilities - Net (3.5)%		(9,359,373)
Total Net Assets - 100.0%		$268,609,173

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2020, these securities amounted to $19,737,028 or 7.3% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2020

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
Australian 10 Year Bond Future	JP Morgan Securities LLC	16	12/15/2020	$1,713,237	$20,972
Australian 3 Year Bond Future	JP Morgan Securities LLC	25	12/15/2020	2,101,984	5,771
Canadian 10 Year Bond Future	JP Morgan Securities LLC	23	12/18/2020	2,613,985	(1,722)
U.S. 2 Year Note Future	JP Morgan Securities LLC	29	12/31/2020	6,407,867	3,775
U.S. 5 Year Note Future	JP Morgan Securities LLC	12	12/31/2020	1,512,375	3,000
U.S. Long Bond Future	JP Morgan Securities LLC	6	12/21/2020	1,057,687	(375)
U.S. Ultra Bond Future	JP Morgan Securities LLC	8	12/21/2020	1,774,500	(5,061)
					26,360
Short Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	5	12/18/2020	463,300	11,310
MSCI Emerging Market Index Future	Goldman Sachs & Co.	6	12/18/2020	326,550	1,335
S&P 500 E-Mini Future	Goldman Sachs & Co.	216	12/18/2020	36,201,600	(366,960)
S&P MID 400 Future	Goldman Sachs & Co.	37	12/18/2020	6,866,830	(32,760)
U.S. 10 Year Ultra Future	JP Morgan Securities LLC	16	12/21/2020	2,558,750	(14,044)
					(401,119)
Total Net Unrealized Depreciation on Futures Contracts					$(374,759)

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	US-CPI	1.91%	01/14/29	$(500,000)	$(7,890)	$–	$(7,890)
Citibank NA	At Maturity	US-CPI	1.94%	01/15/29	(850,000)	(15,933)	–	(15,933)
Total Net Unrealized Depreciation on Interest Rate Swaps							$–	$(23,823)

Currency Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Quarterly	3 Month US Libor	2.5%	05/04/21	$232,400	$(3,655)	$–	$(3,655)
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	10/15/21	275,000	(17,768)	–	(17,768)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2020

Currency Swaps (continued)
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	10/30/21	$555,000	$(30,473)	$–	$(30,473)
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	11/22/21	552,500	(32,931)	–	(32,931)
Citibank NA	Quarterly	3 Month US Libor	3 Month Euribor	12/20/21	943,500	(53,059)	–	(53,059)
Total Net Unrealized Depreciation on Currency Swaps							$–	$(137,886)

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Nabors Industries, Inc.	Quarterly	Sell	-	1.00%	12/20/21	$(170,000)	$51,696	$3,010	$48,686
Citibank NA	Avon Products, Inc.	Quarterly	Sell	-	5.00%	03/20/23	(135,000)	(6,991)	(9,692)	2,701
JP Morgan	Italy Government Int'l Bond	Quarterly	Sell	-	1.00%	06/20/23	(170,000)	(467)	1,089	(1,556)
JP Morgan	Italy Government Int'l Bond	Quarterly	Buy	1.00%	-	06/20/23	170,000	467	(4,493)	4,960
Citibank NA	Nabors Industries, Inc.	Quarterly	Buy	1.00%	-	12/20/23	170,000	(111,147)	(16,366)	(94,781)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	-	12/20/23	1,050,000	(3,626)	6,851	(10,477)
JP Morgan	Ally Financials, Inc.	Quarterly	Sell	-	5.00%	12/20/24	(350,000)	(56,818)	(55,201)	(1,617)
JP Morgan	Goldman Sachs Group	Quarterly	Buy	1.00%	-	12/20/24	350,000	5,931	5,087	844
JP Morgan	Morgan Stanley	Quarterly	Buy	1.00%	-	12/20/24	350,000	7,383	5,584	1,799
Total Net Unrealized Depreciation on Credit Default Swaps									$(64,131)	$(49,441)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
10/13/20	JP Morgan Chase Bank	965,000	TRY	135,677	USD	$(10,746)
12/07/20	Deutsche Bank	2,000,000,000	IDR	136,822	USD	(3,259)
12/07/20	JP Morgan Chase Bank	1,062,000,000	IDR	72,428	USD	(1,506)
12/08/20	Deutsche Bank	1,950,000	MXN	87,090	USD	537

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2020

Forward Foreign Currency Contracts (continued)
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
12/08/20	JP Morgan Chase Bank	1,330,000	MXN	59,359	USD	$407
12/08/20	JP Morgan Chase Bank	57,674	USD	1,330,000	MXN	(2,092)
12/08/20	Deutsche Bank	85,515	USD	1,950,000	MXN	(2,113)
12/24/20	JP Morgan Chase Bank	364,810	USD	530,000	AUD	(15,158)
01/13/21	JP Morgan Chase Bank	87,600,000	JPY	821,466	USD	9,986
01/13/21	JP Morgan Chase Bank	172,542	USD	18,366,564	JPY	(1,784)
01/14/21	JP Morgan Chase Bank	127,124	EUR	148,128	USD	1,327
01/14/21	JP Morgan Chase Bank	44,204	USD	60,000	CAD	(739)
01/14/21	JP Morgan Chase Bank	145,995	USD	127,124	EUR	(3,460)
01/28/21	JP Morgan Chase Bank	100,080	USD	140,000	AUD	(298)
02/04/21	JP Morgan Chase Bank	68,458,800	JPY	890,000	SGD	(2,171)
03/09/21	Citibank NA	167,366	USD	220,000	CAD	2,568
03/09/21	Deutsche Bank	30,414	USD	40,000	CAD	451
03/09/21	JP Morgan Chase Bank	335,476	USD	441,000	CAD	5,131
03/10/21	JP Morgan Chase Bank	144,374	USD	171,000,000	KRW	(1,902)
Total Net Unrealized Depreciation on Forward Foreign Currency Contracts						$(24,821)

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
SGD	-	Singapore Dollar
TRY	-	Turkish Lira